Nature of Business and Organization (Details) - USD ($)					1 Months Ended			12 Months Ended
	Sep. 02, 2019	Aug. 19, 2019	Apr. 04, 2019	Aug. 07, 2018	Sep. 29, 2019	Jun. 21, 2019	Feb. 10, 2019	Dec. 31, 2019	Dec. 31, 2018	Jul. 27, 2018
Nature of Business and Organization (Textual)
Company issued, shares								8,967,748	6,905,248
Per share								$ 0.00166667	$ 0.00166667
Description of reverse stock split							The board of directors approved a reverse stock split of the Company's authorized number of Ordinary Shares at a ratio of 1-0.6.
Authorized number of ordinary shares								30,000,000	30,000,000
Outstanding shares								8,967,748	6,905,248
IPO [Member]
Nature of Business and Organization (Textual)
Company issued, shares			2,012,500
Per share			$ 5.00
Gross proceeds			$ 10,062,500
Net proceeds			$ 8,021,987
Over-Allotment Option [Member]
Nature of Business and Organization (Textual)
Company issued, shares			262,500
Per share			$ 5.00
Chongqing Powerbridge [Member]
Nature of Business and Organization (Textual)
Description of equity interest ownership percentage	The Company with two unrelated individuals incorporated Chongqing Powerbridge Zhixin Technology Co., Ltd ("Chongqing Powerbridge") and the Company owns 45% equity interest in Chongqing Powerbridge. By the date of this report, Chongqing Powerbridge has not commenced its operations and the Company has not injected any capital to the business. Chongqing Powerbridge is engaged in IT system development and technical consulting service.
Ningbo Powerbridge [Member]
Nature of Business and Organization (Textual)
Description of equity interest ownership percentage					The Company incorporated Ningbo Powerbridge Pet Products E-commerce Co. Ltd. ("Ningbo Powerbridge") in Zhejiang province under the law of the PRC. Ningbo Powerbridge is 60% owned by the Company and 40% owned by two unrelated individuals. Ningbo Powerbridge is engaged in development of e-commerce systems for pet industry.
Shantou Hongrui [Member]
Nature of Business and Organization (Textual)
Description of equity interest ownership percentage		Shantou Hongrui Information Technology Co. Ltd. ("Shantou Hongrui") incorporated in Guangdong province under the law of the PRC. By the date of this repot, Shantou Hongrui has not commenced its operations and is currently 38% owned by the Company and 62% owned by three minority shareholders.
Wuhan Honggang [Member]
Nature of Business and Organization (Textual)
Description of equity interest ownership percentage						The Company incorporated Wuhan Honggang Technology Co. Ltd. ("Wuhan Honggang") in Hubei province under the law of the PRC. Wuhan Honggang is 60% owned by the Company and 40% owned by a third party.
Majority Shareholder [Member]
Nature of Business and Organization (Textual)
Company issued, shares										11,508,747
Per share										$ 0.001
Description of equity interest ownership percentage								Beijing Powerbridge Technology Co., Ltd. ("Powerbridge Beijing"), a company conducting engineering and IT research and development activities, was incorporated on September 28, 2017 in Beijing under the laws of PRC, with Powerbridge Zhuhai owning 55% and Mr. Tianfei Feng owning 45% of equity interest.
Percentage of ownership interest								84.90%
Hong Kong [Member]
Nature of Business and Organization (Textual)
Description of equity interest ownership percentage				The former shareholders transferred their 100% ownership interest in Powerbridge Zhuhai to Powerbridge HK, which is 100% owned by Powerbridge. After the reorganization, Powerbridge owns 100% equity interests of Powerbridge HK and Powerbridge Zhuhai. All shareholders have the same ownership interest in Powerbridge as in Powerbridge Zhuhai prior to the reorganization.